Financial Instruments (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Change of interest rates	1.00%
Repaid interest and principal of debentures	₪ 556	₪ 864	₪ 732
Repayments of debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Repaid interest and principal of debentures	₪ 373	₪ 418